Significant Contingent Liabilities and Unrecognised Contract Commitments - Schedule of Capital Expenditure Contracted for at the Balance Sheet (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule Of Capital Expenditure Contracted For At The Balance Sheet Abstract
Property, plant and equipment			$ 9,750